/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending March 31, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
3/4/99      Shares of         17,100          6.6875           7.51      Merrill
            Beneficial                                                   Lynch
            Interest
3/5/99      Shares of        75,000            6.75            7.53      Merrill
            Beneficial                                                   Lynch
            Interest
3/9/99      Shares of        28,100            6.75            7.57      Merrill
            Beneficial                                                   Lynch
            Interest
3/10/99     Shares of        18,600            6.75            7.57      Merrill
            Beneficial                                                   Lynch
            Interest
3/15/99     Shares of        100,000           6.75            7.56      Merrill
            Beneficial                                                   Lynch
            Interest
3/16/99     Shares of        24,400            6.75            7.57      Merrill
            Beneficial                                                   Lynch
            Interest
3/18/99     Shares of        50,000            6.75            7.58      Merrill
            Beneficial                                                   Lynch
            Interest
3/23/99     Shares of        50,000            6.6875          7.57      Merrill
            Beneficial                                                   Lynch
            Interest
3/29/99     Shares of        50,000           6.6875           7.55      Merrill
            Beneficial                                                   Lynch
            Interest
3/29/99     Shares of        50,000            6.6875          7.55      Merrill
            Beneficial                                                   Lynch
            Interest
3/30/99     Shares of        16,200           6.6875           7.56      Merrill
            Beneficial                                                   Lynch
            Interest
3/30/99     Shares of        50,000            6.6875          7.56      Merrill
            Beneficial                                                   Lynch
            Interest
3/31/99     Shares of        8,700            6.6875           7.56      Merrill
            Beneficial                                                   Lynch
            Interest



Total Shares Repurchased:  512,900
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer